Segment Reporting - Summary of Breakdown by Operating Segments (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 09, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Breakdown By Operating Segments [line items]
Revenue					S/ 3,314,029	S/ 4,337,861	S/ 4,202,398
Parent company operations [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue					240,799	S/ 342,608	S/ 367,600
Annual Backlog Two Thousand Twenty [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue					4,820,424
Annual Backlog Two Thousand Twenty [member] | Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue					(440,152)
Annual Backlog Two Thousand Twenty [member] | Engineering and Construction [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue					3,091,072
Annual Backlog Two Thousand Twenty [member] | Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue					1,784,582
Annual Backlog Two Thousand Twenty [member] | Real estate [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue					S/ 218,598
Annual Backlog Two Thousand Twenty [member] | Parent company operations [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue				S/ 166,324
Annual Backlog Two Thousand Twenty One [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue			S/ 3,335,670
Annual Backlog Two Thousand Twenty One [member] | Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue			(145,950)
Annual Backlog Two Thousand Twenty One [member] | Engineering and Construction [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue			2,588,137
Annual Backlog Two Thousand Twenty One [member] | Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue			601,020
Annual Backlog Two Thousand Twenty One [member] | Real estate [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue			194,654
Annual Backlog Two Thousand Twenty One [member] | Parent company operations [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue			S/ 97,808
Annual Backlog Two Thousand Twenty Two [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue		S/ 1,023,134
Annual Backlog Two Thousand Twenty Two [member] | Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue		(146,968)
Annual Backlog Two Thousand Twenty Two [member] | Engineering and Construction [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue		502,935
Annual Backlog Two Thousand Twenty Two [member] | Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue		597,520
Annual Backlog Two Thousand Twenty Two [member] | Real estate [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue		23,944
Annual Backlog Two Thousand Twenty Two [member] | Parent company operations [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue		S/ 45,702
Annual Backlog Two Thousand Twenty Three Plus [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	S/ 461,621
Annual Backlog Two Thousand Twenty Three Plus [member] | Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	(147,235)
Annual Backlog Two Thousand Twenty Three Plus [member] | Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	586,042
Annual Backlog Two Thousand Twenty Three Plus [member] | Parent company operations [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	S/ 22,814